Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Content Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ 15,780
2016	4,421
2017	758
Others [Member]
Finite-Lived Intangible Assets [Line Items]
2015	2,052
2016	1,897
2017	1,815
2018	1,614
2019 and thereafter	$ 7,773